Transactions and Balances with Related Parties (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions And Balances With Related Parties Details 2
Short-term benefits	$ 1,043	$ 592	$ 520
Share-based payment (see Note 16)	$ 312	$ 232	$ 129